Restructurings - Summary of Costs Related to Restructuring Actions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring And Related Activities [Abstract]
Beginning Balance of accrued costs	$ 328	$ 522	$ 765
Current period charges	1,060	1,862	1,499
Payments	(1,243)	(2,056)	(1,742)
Ending Balance of accrued costs	$ 145	$ 328	$ 522